Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2019
Warrants to Purchase Common Stock
Warrants to Purchase Common Stock

7. Warrants to Purchase Common Stock

On June 19, 2013, the Company issued a warrant to purchase up to an aggregate of 6,193 shares of common stock and an exercise price of $96.88 per share. The warrant expires on the tenth anniversary of its issuance date. As of December 31, 2019, these warrants were fully vested.

On December 4, 2015, the Company issued a warrant to purchase up to an aggregate of 125,000 shares of common stock at an exercise price of $29.32 per share.  The warrant expires on the fifth anniversary of its issuance. As of December 31, 2019, these warrants were fully vested.

On June 30, 2016, in connection with the MDC Agreement described in Note 5, the Company issued to Savant a five year warrant (the “Savant Warrant”) to purchase 200,000 shares of the Company’s Common Stock, at an exercise price of $2.25 per share, subject to adjustment. The Savant Warrant is exercisable for 25% of the shares immediately and exercisable for the remaining shares upon reaching certain regulatory related milestones. In addition, pursuant to the MDC Agreement, the Company has granted Savant certain “piggyback” registration rights for the shares issuable under the Savant Warrant.

The Company determined the initial fair value of the Savant Warrant to be approximately $0.7 million as of June 30, 2016. The Company reevaluated the performance conditions and expected vesting of the Warrant quarterly during 2017 and 2018 and recorded a reduction of expense of approximately $0.1 million during the year ended December 31, 2017. The expense reduction was due to a decline in the fair value, which reduction is included in Research and development expenses in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss. Specifically, as a result of the FDA granting accelerated and conditional approval of a benznidazole therapy manufactured by the Chemo Group (“Chemo”) for the treatment of Chagas disease and awarding Chemo a neglected tropical disease PRV, the Company re-evaluated the final two vesting milestones and concluded that the probability of achievement of these milestones had decreased to 0%.

As of December 31, 2019, 100,000 of these warrants were fully vested and 100,000 were not vested.

The Company will continue to reevaluate the performance conditions and expected vesting of the Savant Warrant on a quarterly basis until all performance conditions have been met or the warrants expire.